Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,134	$ 947
Restricted cash	70	70
Trade and other receivables	1,589	651
Prepaid expenses	33	29
Risk management assets	709	308
Inventory	157	167
Assets held for sale	22	25
Current assets	3,714	2,197
Non-current assets
Investments	129	105
Long-term portion of finance lease receivables	129	185
Risk management assets	161	399
Property, plant and equipment	5,556	5,320
Right-of-use assets	126	95
Intangible assets	252	256
Goodwill	464	463
Deferred income tax assets	50	64
Other assets	160	142
Total assets	10,741	9,226
Current liabilities
Bank overdraft	16	0
Accounts payable and accrued liabilities	1,346	689
Current portion of decommissioning and other provisions	70	48
Risk management liabilities	1,129	261
Current portion of contract liabilities	8	19
Income taxes payable	73	8
Dividends payable	68	62
Current portion of long-term debt and lease liabilities	178	844
Current liabilities	2,888	1,931
Non-current liabilities
Credit facilities, long-term debt and lease liabilities	3,475	2,423
Exchangeable securities	739	735
Decommissioning and other provisions	659	779
Deferred income tax liabilities	352	354
Risk management liabilities	333	145
Contract liabilities	12	13
Defined benefit obligation and other long-term liabilities	294	253
Equity
Common shares	2,863	2,901
Preferred shares	942	942
Contributed surplus	41	46
Deficit	(2,514)	(2,453)
Accumulated other comprehensive income (loss)	(222)	146
Equity attributable to shareholders	1,110	1,582
Non-controlling interests	879	1,011
Total equity	1,989	2,593
Total liabilities and equity	10,741	9,226
Cost
Non-current assets
Property, plant and equipment	14,012	13,389
Intangible assets	868	827
Current liabilities
Bank overdraft	16
Accounts payable and accrued liabilities	1,346
Dividends payable	68
Non-current liabilities
Exchangeable securities	750
Accumulated depreciation
Non-current assets
Property, plant and equipment	(8,456)	(8,069)
Intangible assets	$ (616)	$ (571)